2.5-for-1 Reverse Share Split - Additional Information (Detail) (USD $)	0 Months Ended
	Sep. 06, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Reverse share split	2.5-for-1
Ordinary Shares, par value	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125
Preferred shares, par value	$ 0.0125
Before Reverse Share Split [Member]
Class of Stock [Line Items]
Ordinary Shares, par value	$ 0.005
Preferred shares, par value	$ 0.005